September 3, 2019

The Chartwell Funds

Chartwell Mid Cap Value Fund (the “Fund”)

Supplement to the Summary Prospectus and Prospectus

Dated March 1, 2019

The Fund’s investment advisor, Chartwell Investment Partners, LLC, has agreed to reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, from 1.05% to 0.90% of the average daily net assets of the Fund's shares. Accordingly, the Fund’s Summary Prospectus and Prospectus are supplemented as follows:

I.	The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the Summary Section of the Fund’s Summary Prospectus and Prospectus:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	None
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	1.00%
Wire fee	$20
Overnight check delivery fee	$25
Retirement account fees (annual maintenance fee)	$15

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.75%
Distribution (Rule 12b-1) Fee	None
Other expenses	0.82%
Total annual fund operating expenses	1.57%
Fee waiver and/or expense reimbursements[1]	(0.67%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements[1]	0.90%

[1]	Effective September 1, 2019, the Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.90% of the average daily net assets of the Fund’s shares. This agreement is in effect until for at least one year from the date of this prospectus, and it may be terminated prior to this time only by the Trust’s Board of Trustees, or if the investment advisory agreement is terminated (i) by The Chartwell Funds upon 60 days’ notice to the advisor provided such termination was directed or approved by a vote of a majority of the Trustees of The Chartwell Funds or by the vote of the holders of a majority of the voting securities of the Fund at the time outstanding or entitled to vote; (ii) by the advisor upon 60 days’ notice to The Chartwell Funds; or (iii) by an assignment of the investment advisory agreement. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund after April 29, 2018, for a period ending three years after the date of the waiver or payment, provided that no reimbursement will cause the Fund’s annual expense ratio to exceed the lesser of the (i) expense limitation amount in effect at the time such fees were waived or payments made, and (ii) the expense limitation amount in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by the Fund’s advisor as described above for the One Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$92	$430	$792	$1,811

II.	The following table replaces in its entirety the table appearing below the second paragraph under the heading “Fund Expenses” beginning on page 59 of the Fund’s Prospectus:

Berwyn Income Fund	0.64%
Chartwell Mid Cap Value Fund	0.90%
Chartwell Short Duration High Yield Fund	0.49%
Chartwell Small Cap Growth Fund	1.05%
Chartwell Small Cap Value Fund	1.05%

Further Information

For further information, please contact the Fund toll-free at 1-888-995-5505. You may also obtain additional copies of the Fund’s Prospectus and Statement of Additional Information, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246, by calling the Fund toll-free at the number above or by visiting the Fund’s website at https://www.chartwellip.com.

Please retain this Supplement for future reference.

September 3, 2019

The Chartwell Funds

Berwyn Income Fund

Chartwell Mid Cap Value Fund

Chartwell Short Duration High Yield Fund

Chartwell Small Cap Growth Fund

Chartwell Small Cap Value Fund

Supplement to the Prospectus

Dated March 1, 2019, as supplemented

The Board of Trustees of The Chartwell Funds has authorized each Fund to bear a portion of the fees charged by third-party intermediaries that perform non-distribution sub-administration, sub-transfer agency and shareholder support services, such as omnibus account recordkeeping, order processing and settlement, dividend and capital-gain processing, tax reporting, shareholder statements, and other services that would otherwise be provided by the Fund’s service providers. The payment of such fees by a Fund are subject to a maximum per-account fee limit and remain subject to any expense limitation arrangement applicable to that Fund. Accordingly, the Fund’s SAI is supplemented as follows:

The following is added after the second paragraph under the heading “Payments to Broker-Dealers and Other Financial Intermediaries” on page 60 of the Prospectus:

Each Fund may pay a portion of the fees charged by third-party intermediaries that perform non-distribution sub-administration, sub-transfer agency and shareholder support services, such as omnibus account recordkeeping, order processing and settlement, dividend and capital-gain processing, tax reporting, shareholder statements, and other services that would otherwise be provided by the Fund’s service providers. The payment of such fees by a Fund are subject to a maximum per-account fee limit, and any fees in excess of the maximum per-account fee limit are paid by the Advisor. In addition, the payment of such fees by a Fund remain subject to any expense limitation arrangement applicable to that Fund.

Please retain this Supplement for future reference.

September 3, 2019

The Chartwell Funds

Chartwell Mid Cap Value Fund (the “Fund”)

Supplement to the Statement of Additional Information (“SAI”)

Dated March 1, 2019, as supplemented

The Fund’s investment advisor, Chartwell Investment Partners, LLC, has agreed to reduce the limit on the total annual fund operating expenses, excluding certain expenses as described in the SAI, from 1.05% to 0.90% of the average daily net assets of the Fund's shares. Accordingly, the Fund’s SAI is supplemented as follows:

The following table replaces in its entirety the table appearing below the second paragraph under the heading “MANAGEMENT OF THE FUNDS—Fund Expenses” beginning on page 40 of the Fund’s SAI:

Berwyn Income Fund	0.64%
Chartwell Mid Cap Value Fund	0.90%
Chartwell Short Duration High Yield Fund	0.49%
Chartwell Small Cap Growth Fund	1.05%
Chartwell Small Cap Value Fund	1.05%

Further Information

For further information, please contact the Fund toll-free at 1-888-995-5505. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246, by calling the Fund toll-free at the number above or by visiting the Fund’s website at https://www.chartwellip.com.

Please retain this Supplement for future reference.

September 3, 2019

The Chartwell Funds

Berwyn Income Fund

Chartwell Mid Cap Value Fund

Chartwell Short Duration High Yield Fund

Chartwell Small Cap Growth Fund

Chartwell Small Cap Value Fund

(each, a “Fund,” and together, the “Funds”)

Supplement to the Statement of Additional Information (“SAI”)

Dated March 1, 2019, as supplemented

The Board of Trustees of The Chartwell Funds has authorized each Fund to bear a portion of the fees charged by third-party intermediaries that perform non-distribution sub-administration, sub-transfer agency and shareholder support services, such as omnibus account recordkeeping, order processing and settlement, dividend and capital-gain processing, tax reporting, shareholder statements, and other services that would otherwise be provided by the Fund’s service providers. The payment of such fees by a Fund are subject to a maximum per-account fee limit and remain subject to any expense limitation arrangement applicable to that Fund. Accordingly, the Fund’s SAI is supplemented as follows:

The following is added immediately before the sub-heading “Marketing and Support Payments” on page 47 of the SAI:

Shareholder Service Fees

Each Fund may pay a portion of the fees charged by third-party intermediaries that perform non-distribution sub-administration, sub-transfer agency and shareholder support services, such as omnibus account recordkeeping, order processing and settlement, dividend and capital-gain processing, tax reporting, shareholder statements, and other services that would otherwise be provided by the Fund’s service providers. The payment of such fees by a Fund are subject to a maximum per-account fee limit, and any fees in excess of the maximum per-account fee limit are paid by the Advisor. In addition, the payment of such fees by a Fund remain subject to any expense limitation arrangement applicable to that Fund.